Loss per share - Summary of movement of number of ordinary shares outstanding (excluding treasury shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Movement Of Number Of Ordinary Shares Outstanding Excluding Treasury Shares [Abstract]
At beginning of the year	456,707	123,584	119,812
Ordinary shares repurchased			(8,272)
Ordinary shares issued upon IPO		80,000
Ordinary shares converted from Preferred Shares upon IPO		220,332
Restricted shares vested		17,894	12,044
Awards vested	6,162	14,897
At end of the year	462,869	456,707	123,584